UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [  ]; Amendment Number:______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SIFE
Address: 100 North Wiget Lane
         Walnut Creek, CA 94548


13F File Number:  28-3808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Cary D. McReynolds
Title:    General Counsel
Phone:    (925) 988-2408

Signature, Place, and Date of Signing:

     /s/  Cary D. McReynolds       Walnut Creek, CA             2/08/01
     -----------------------       ----------------             -------
            (Signature)             (City, State)                (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                          ----------
Form 13F Information Table Entry Total:           59
                                          ----------
Form 13F Information Table Value Total:    $ 660,338
                                          ----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE.

                                                             SIFE, INC.
                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2001

                                                                                                                 VOTING AUTHORITY
                                                           VALUE      SHARES/   SH/  PUT/  INVSTMT   OTHER    ---------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT   PRN  CALL  DSCRETN  MANAGERS    SOLE   SHARED  NONE
------------------------------ ---------------- --------- --------   ---------  ---  ----  -------  --------  -------  ------  ----

A.G EDWARDS                    COM              281760108    11484   260000.00   SH         SOLE              260000.00
AFFILIATED MANAGERS            COM              008252108     4229    60000.00   SH         SOLE               60000.00
AIG INTERNATIONAL              COM              026874107    15880   200000.00   SH         SOLE              200000.00
ALLIANCE CAPITAL               COM              01855A101     9297   192400.00   SH         SOLE              192400.00
AMERICAN EXPRESS               COM              025816109     5353   150000.00   SH         SOLE              150000.00
AMSOUTH BANCORP                COM              032165102     7956   420950.00   SH         SOLE              420950.00
APEX MORTGAGE CAPITAL          COM              037564101     1125   100000.00   SH         SOLE              100000.00
BANK OF NEW YORK               COM              064057102    16198   397000.00   SH         SOLE              397000.00
BB&T CORP.                     COM              054937107    13361   370000.00   SH         SOLE              370000.00
BEAR STEARNS                   COM              073902108     4990    85100.00   SH         SOLE               85100.00
CHARTER ONE FINL               COM              160903100    21843   804514.00   SH         SOLE              804514.00
CITIGROUP                      COM              172967101    20192   399999.54   SH         SOLE              399999.54
CITY NATL CORP                 COM              178566105    14055   300000.00   SH         SOLE              300000.00
COMERICA INC COM               COM              200340107    31056   541990.00   SH         SOLE              541990.00
COMMUNITY FIRST                COM              203902101     8683   338000.00   SH         SOLE              338000.00
COMPASS BANC                   COM              20449H109    11954   422400.00   SH         SOLE              422400.00
CULLEN/FROST                   COM              229899109    11836   383300.00   SH         SOLE              383300.00
FANNIE MAE                     COM              313586109    23850   300000.00   SH         SOLE              300000.00
FIFTH THIRD                    COM              316773100    15225   248250.00   SH         SOLE              248250.00
FIRST TENN NATL                COM              337162101    19943   550000.00   SH         SOLE              550000.00
FLEETBOSTON FINL               COM              339030108    32850   900000.00   SH         SOLE              900000.00
FREDDIE MAC                    COM              313400301     8718   133300.00   SH         SOLE              133300.00
GOLDMAN SACHS                  COM              38141G104     4637    50000.00   SH         SOLE               50000.00
GREATER BAY BANCORP            COM              391648102     1429    50000.00   SH         SOLE               50000.00
INDEPENDENT BANK               COM              453836108    10745   500000.00   SH         SOLE              500000.00
INGERSOLL-RAND                 COM              456866102     2090    50000.00   SH         SOLE               50000.00
J.P. MORGAN CHASE & CO.        COM              46625h100    18148   499250.00   SH         SOLE              499250.00
LEGG MASON                     COM              524901105     3299    66000.00   SH         SOLE               66000.00
LEHMAN BROTHERS                COM              524908100    12024   180000.00   SH         SOLE              180000.00
M&T BANK CORP                  COM              55261F104    24842   341000.00   SH         SOLE              341000.00
MBNA INC.                      COM              55262L100     3432    97500.00   SH         SOLE               97500.00
MELLON FINANCIAL               COM              58551A108    26334   700000.00   SH         SOLE              700000.00
MERCANTILE BANKSHARES COM      COM              587405101     2152    50000.00   SH         SOLE               50000.00
MERRILL LYNCH                  COM              590188108     4774    91600.00   SH         SOLE               91600.00
METLIFE                        COM              59156R108      634    20000.00   SH         SOLE               20000.00
MORGAN STANLEY                 COM              617446448     5113    91400.00   SH         SOLE               91400.00
NATIONAL CITY                  COM              635405103     7310   250000.00   SH         SOLE              250000.00
NATL COMM FIN'L                COM              635449101     1265    50000.00   SH         SOLE               50000.00
NORTH FORK BANC                COM              659424105    23321   729000.00   SH         SOLE              729000.00
NORTHERN TRUST                 COM              665859104     8238   136800.00   SH         SOLE              136800.00
PACIFIC CENTURY                COM              694058108      999    38600.00   SH         SOLE               38600.00
PNC FINANCIAL GRP              COM              693475105    19108   340000.00   SH         SOLE              340000.00
REGIONS FINL CORP              COM              758940100     2096    70000.00   SH         SOLE               70000.00
SCHWAB, CHARLES                COM              808513105     5260   340000.00   SH         SOLE              340000.00
SOUTHTRUST CORP.               COM              844730101     3207   130000.00   SH         SOLE              130000.00
SOUTHWEST BANK OF TEXAS        COM              84476R109     1513    50000.00   SH         SOLE               50000.00
SOVEREIGN BANC                 COM              845905108     6120   500000.00   SH         SOLE              500000.00
STATE ST. CORP                 COM              857477103    12686   242800.00   SH         SOLE              242800.00
STERLING BANCSHS               COM              858907108     1878   150000.00   SH         SOLE              150000.00
SUMMIT BANCSHRS                COM              866011109     5243   290000.00   SH         SOLE              290000.00
SUNTRUST BANKS                 COM              867914103    25751   410700.00   SH         SOLE              410700.00
TCF FINANCIAL                  COM              872275102    11093   231200.00   SH         SOLE              231200.00
UMPQUA HOLDINGS CORP           COM              904214103      405    30000.00   SH         SOLE               30000.00
US BANCORP                     COM              902973304    27837  1330000.00   SH         SOLE             1330000.00
WACHOVIA CORP                  COM              929771103    13742   438200.00   SH         SOLE              438200.00
WASHINGTON MUT.                COM              939322103    10464   320000.00   SH         SOLE              320000.00
WELLS FARGO & CO               COM              949746101    21735   500000.00   SH         SOLE              500000.00
WESTAMERICA                    COM              957090103    11871   300000.00   SH         SOLE              300000.00
ZIONS BANCORP                  COM              989701107     9464   180000.00   SH         SOLE              180000.00
                               59 DATA RECORDS              660338                0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
